Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Severance, pension and benefit credits (charges) (Note 10)									$ (2,923)	$ 2,256	$ (7,507)
Gain on spectrum license transactions (Note 2)									142	254	707
Other costs											(334)
Operating Income	$ 8,023	$ 6,540	$ 4,554	$ 7,942	$ 9,744	$ 7,535	$ 7,821	$ 7,960	27,059	33,060	19,599
Equity in (losses) earnings of unconsolidated businesses									(98)	(86)	1,780
Other income and (expense), net									(1,599)	186	(1,194)
Interest expense									(4,376)	(4,920)	(4,915)
Income Before Provision for Income Taxes									20,986	28,240	15,270
Access Line Sale with Frontier
Segment Reporting Information [Line Items]
Gain on access line sale (Note 2)									1,007
Operating Income									700	2,800	2,000
Operating Segments
Segment Reporting Information [Line Items]
Operating Income									29,893	29,452	25,929
Corporate and Other
Segment Reporting Information [Line Items]
Operating Income									(1,721)	(1,720)	(1,217)
Operating Income Generated By Assets Sold
Segment Reporting Information [Line Items]
Operating Income									$ 661	$ 2,818	$ 2,021